Incentive Plans (Stock-Based Compensation Expense And Related Income Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Income tax benefits related to stock-based compensation	$ 34	$ 88	$ 92
Selling And Marketing Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	$ 129	$ 114	$ 118